November 7, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	iShares Trust (the “Trust”) (Securities Act File No. 333-92935 and Investment Company Act File No. 811-09729)

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares S&P Conservative Allocation Fund, iShares S&P Moderate Allocation Fund,  iShares S&P Growth Allocation Fund and iShares S&P Aggressive Allocation Fund, each a series of the Trust, each dated November 3, 2008, do not differ from those contained in Post-Effective Amendment No. 184 to the Trust’s Registration Statement on Form N-1A, filed electronically on November 3, 2008.

Please address all questions regarding this filing to the undersigned at (415) 597-2779.

Very truly yours,

_/s/ Robert Zivnuska
Robert Zivnuska, Esq.